Note 13 - Revenue and Government Financing for Research Expenditures - Change in Deferred Revenue and Collaboration Liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Deferred revenue [member]
Statement Line Items [Line Items]
Contract liabilities				€ 150,195	[1]	€ 134,914	[2]
Revenue for the current financial year		€ (61,356)		(77,180)
Transfer from collaboration liabilities				715
Upfront payment				146,259
Deferred revenue [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities		89,112	[3]			81,831
Restatement related to the first application of IFRS 15						(53,083)
Transfer from collaboration liabilities		(273)
Deferred revenue [member] | 2015 AstraZeneca monalizumab agreements [member]
Statement Line Items [Line Items]
Contract liabilities		62,657		104,925		134,914		€ 167,260
Revenue for the current financial year		(42,541)	[4]	(61,546)	[5]	(32,346)
Increase in deferred revenue resulting from the exercise of the $100M option(2)	[6]			85,357
Transfer from collaboration liabilities		273		(717)
Deferred revenue [member] | 2015 AstraZeneca monalizumab agreements [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities						81,831
Deferred revenue [member] | 2015 AstraZeneca monalizumab agreements [member] | IFRS 15 impact [member]
Statement Line Items [Line Items]
Restatement related to the first application of IFRS 15						(53,083)
Deferred revenue [member] | Agreement related to IPH5201 with AstraZeneca [member]
Statement Line Items [Line Items]
Contract liabilities		9,053		27,869
Revenue for the current financial year		(18,816)		(15,632)
Upfront payment				43,501
Collaboration liabilities [member] | 2015 AstraZeneca monalizumab agreements [member]
Statement Line Items [Line Items]
Contract liabilities		21,304	[6],[7]	31,656	[5],[8]
Additions
Deductions		€ (10,352)		€ (13,095)
Collaboration liabilities [member] | 2015 AstraZeneca monalizumab agreements [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities						44,751
Collaboration liabilities [member] | 2015 AstraZeneca monalizumab agreements [member] | Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Restatement related to the first application of IFRS 15						€ 44,751

[1]	Of which EUR82,096 thousand of current deferred revenue and EUR68,098 thousand of non-current deferred revenue.
[2]	Of which EUR47,909 thousand of current deferred revenue and EUR87,005 thousand of non-current deferred revenue.
[3]	Of which EUR48,770 thousand of current deferred revenue and EUR40,342 thousand of non-current deferred revenue.
[4]	Without exercise of the option, the amount recognized as revenue would have amounted to EUR36,186 thousand. The impact of the exercise on 2019 revenue amounted to EUR6,355 thousand.
[5]	Without exercise of the option, the amount recognized as revenue would have amounted to EUR29,581 thousand. The impact of the exercise on 2018 revenue amounted to EUR31,966 thousand.
[6]	The exercise of the $100,000 thousand option was converted to EUR87,002 thousand, of which EUR85,357 thousand was recognized as deferred revenue and EUR1,644 thousand recognized in collaboration liabilities.
[7]	Of which EUR21,304 thousand of current portion.
[8]	Of which EUR20,987 thousand of current portion and EUR10,669 of non-current portion.